Note 3- Securities	6 Months Ended
Jun. 30, 2011
Available-for-sale Securities [Table Text Block]

Note 3- Securities

The amortized cost and fair values of investment securities available-for-sale at June 30, 2011 and December 31, 2010 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	($ in thousands)
June 30, 2011
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$ 21,690	$ 280	$ 37	$ 21,933
Mortgage-backed securities	63,260	1,387	21	64,626
Obligations of states and political subdivisions	20,492	900	15	21,377
Corporate debt securities	831	1	0	832
Total debt securities	106,273	2,568	73	108,768
Equity securities	151	0	0	151
Total securities available-for-sale	$ 106,424	$ 2,568	$ 73	$ 108,919

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	($ in thousands)
December 31, 2010
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$ 22,732	$ 69	$ 234	$ 22,567
Mortgage-backed securities	56,292	908	284	56,916
Obligations of states and political subdivisions	20,239	661	185	20,715
Corporate debt securities	974	0	13	961
Total debt securities	100,237	1,638	716	101,159
Equity securities	151	0	0	151
Total securities available-for-sale	$ 100,388	$ 1,638	$ 716	$ 101,310

The amortized cost and fair values of investment debt securities available-for-sale at June 30, 2011, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Fair values of securities are estimated based on financial models or prices paid for similar securities.  It is possible interest rates could change considerably, resulting in a material change in estimated fair value.

	Amortized Cost	Fair Value
	($ in thousands)
Due in one year or less	$ 1,671	$ 1,700
Due after one year but within five years	22,815	23,682
Due after five years but within ten years	14,971	15,480
Due after ten years or more	3,556	3,280
Mortgage-backed securities	63,260	64,626
Total debt securities available-for-sale	$ 106,273	$ 108,768

The following table represents gross unrealized losses and the related fair value of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2011 and December 31, 2010.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	($ in thousands)
June 30, 2011
US Treasury obligations and direct obligations of U.S. government agencies	$ 2,017	$ 37	$ 0	$ 0	$ 2,017	$ 37
Mortgage-backed securities	2,779	15	13	6	2,792	21
Corporate securities	0	0	0	0	0	0
Obligations of states and political subdivisions	1,618	15	0	0	1,618	15
Total	$ 6,414	$ 67	$ 13	$ 6	$ 6,427	$ 73
December 31, 2010
US Treasury obligations and direct obligations of U.S. government agencies	$ 13,784	$ 234	$ 0	$ 0	$ 13,784	$ 234
Mortgage-backed securities	26,715	277	72	7	26,787	284
Corporate securities	0	0	136	13	136	13
Obligations of states and political subdivisions	5,719	185	0	0	5,719	185
Total	$ 46,218	$ 696	$ 208	$ 20	$ 46,426	$ 716

The Company reviews the investment securities portfolio on a quarterly basis to monitor its exposure to other-than-temporary impairment (“OTTI”) that may result due to the current adverse economic conditions.  A determination as to whether a security’s decline in market value is OTTI takes into consideration numerous factors.  Some factors the Company may consider in the OTTI analysis include:

 (1) the length of time and the extent to which fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) our intent and ability to retain the investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  Based on the Company’s evaluation, a third party vendor reviews specific investment securities identified by management for OTTI.  To determine OTTI, a discounted cash flow model is utilized to estimate the fair value of the security.  The use of a discounted cash flow model involves judgment, particularly of interest rates, estimated default rates and prepayment speeds.

During 2010, the Company determined that OTTI existed in one non-agency mortgage-backed security and two corporate securities since the unrealized losses on these securities appear to be related in part to expected credit losses that will not be recovered by the Company.  In the first quarter 2011, the Company sold the three OTTI securities, which resulted in net investment losses of $55.  As of June 30, 2011 the Company has determined that there are no remaining OTTI securities in the investment portfolio.

The following is a summary of the credit loss of OTTI recognized in earnings on investment securities during 2010.  The Company recognized OTTI write-downs of $412 during 2010. The write-downs were to two unrelated private placement trust preferred securities.  One of the issues was completely written off with an OTTI write-down of $211.  The other issue was partially written-off with an OTTI write-down of $201, related in part to credit losses that were not expected to be recovered by the Company.

	Non-Agency Mortgage-Backed Securities	Corporate Securities	Total
	($ in thousands)
Balance of credit-related other-than-temporary impairment at December 31, 2009	$ 12	$ 289	$ 301
Credit losses on securities for which other-than-temporary impairment was not previously recorded	0	201	201
Additional credit losses on securities for which other-than-temporary impairment was previously recognized	0	211	211
Balance of credit-related other-than-temporary impairment at December 31, 2010	$ 12	$ 701	$ 713

There were no credit losses of OTTI recognized in earnings during 2011.

Based on the Company’s evaluation, management believes that any remaining unrealized loss at June  30, 2011 are primarily attributable to changes in interest rates and the current market conditions, and not credit deterioration.